DOCUMENT AND ENTITY INFORMATION	Jul. 29, 2021
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 29, 2021
Entity Registrant Name	Orchid Island Capital, Inc.
Entity Central Index Key	0001518621
Entity Emerging Growth Company	false
Trading Symbol	ORC
Security Exchange Name	NYSE
Security 12(b) Title	Common Stock, par value $0.01 per share
City Area Code	772
Local Phone Number	231-1400
Entity Address Line 1	3305 Flamingo Drive
Entity Address City or Town	Vero Beach
Entity Address State or Province	FL
Entity Postal Zip Code	32963
Entity Incorporation, State Country Name	MD
Entity File Number	001-35236
Entity Tax ID Number	27-3269228
PreCommencementIssuerTenderOffer	false
PreCommencementTenderOffer	false
SolicitingMaterial	false
WrittenCommunications	false